Fresh Start Accounting - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 01, 2019	Sep. 30, 2019	Aug. 31, 2019	Aug. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fresh-Start Adjustment [Line Items]
Enterprise value	$ 1,373,400
Common stock, issued shares (in shares)		22,500,000	22,500,000	22,500,000	1,000	1,000
Common stock, outstanding shares (in shares)		22,500,000	22,500,000		1,000	1,000
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Successor Dealer Network
Fresh-Start Adjustment [Line Items]
Successor dealer network, useful life	6 years
Minimum
Fresh-Start Adjustment [Line Items]
Enterprise value			$ 1,350,000
Maximum
Fresh-Start Adjustment [Line Items]
Enterprise value			$ 1,550,000